Cover	Oct. 02, 2025
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Information [Line Items]
Entity Registrant Name	Karbon Capital Partners Corp.
Entity Central Index Key	0002088749
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1883211
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	321 Biden Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Scranton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18505
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Thomas F. Karam
Entity Address, Address Line One	321 Biden Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Scranton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18505
Entity Phone Fax Numbers [Line Items]
City Area Code	570
Local Phone Number	558-6100